Revenue (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of revenue [Abstract]
Gold income	$ 1,917	$ 1,545	$ 3,439
By-products	46	37	86
Revenue from product sales	$ 1,963	$ 1,582	$ 3,525